SUMMARY OF PROVISION (BENEFIT) FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 800	$ 800
Deferred
Total	$ 800	$ 800